DERIVATIVE FINANCIAL INSTRUMENTS - Foreign Exchange Contracts (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 19,460	$ 16,667
Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	5,518	8,332
Australian dollars | Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 420	$ 1,115
Average exchange rate	1.50	1.48
Brazilian real | Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 1,350	$ 637
Average exchange rate	5.35	6.29
British pounds | Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 146	$ 576
Average exchange rate	0.78	0.85
Canadian dollars | Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 2,085	$ 1,683
Average exchange rate	1.32	1.35
Euros | Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 521	$ 2,209
Average exchange rate	0.89	0.94
Indian rupees | Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 277	$ 372
Average exchange rate	84.32	84.82
Swedish krona | Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 0	$ 1,086
Average exchange rate	0	9.78
U.S. dollars | Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 466	$ 392
Average exchange rate	1.00	1.00
Other | Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 253	$ 262